Stockholders' Equity (Details Narrative) - Just Right Products, Inc. [Member] - $ / shares	Jan. 17, 2010	Dec. 31, 2017	Dec. 31, 2016
Common stock, shares authorized		1,000,000	1,000,000
Common stock, par value		$ 0.01	$ 0.01
Sole Shareholder [Member]
Number of common stock shares issued	510,000